FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Recognised Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Gross amounts presented in balance sheet	£ 75	£ (52)
Right of set off with derivative counterparties	0	0
Net amount	75	(52)
Derivative liabilities
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, gross amounts presented in balance sheet	(5)	(57)
Financial liabilities, right of set off with derivative counterparties	5	5
Financial liabilities, net amount	0	(52)
Derivative assets
Disclosure of offsetting of financial liabilities [line items]
Financial assets, gross amounts presented in balance sheet	80	5
Financial assets. right of set off with derivative counterparties	(5)	(5)
Financial assets, net amount	£ 75	£ 0